Deposits (Deposit Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Noninterest-bearing demand	$ 478,724	$ 443,287
Interest checking and money market	1,131,637	1,110,568
Savings	546,045	496,495
Time certificates of $100,000 or more	142,285	105,620
Other time certificates	81,981	83,651
Total deposits	$ 2,380,672	$ 2,239,621